UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2013

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2013

ITEM 1.      SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2013
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS - 84.9%
--------------------------------------------------------------------------------

                                                     Face Amount(1)       Value
                                                     --------------       -----
China - 48.9%
     Baidu Inc
          3.500%, 11/28/2022 ...................         450,000      $  411,532
     Bestgain Real Estate
          2.625%, 03/13/2018 ...................         200,000         186,630
     Century Master Investment
          4.750%, 09/19/2018 ...................         200,000         199,719
     China CITIC Bank International MTN
          6.875%, 06/24/2020 ...................         400,000         433,627
     China Resources Power East Foundation
          Callable 05/09/2016 @ $100
          7.250%, 05/09/2049 (A) ...............         200,000         205,000
     China SCE Property Holdings
          Callable 01/14/2014 @ $105
          10.500%, 01/14/2016 ..................CNY    1,000,000         169,061
     China Shanshui Cement
          Callable 05/25/2014 @ $104
          8.500%, 05/25/2016 ...................         200,000         203,000
     China Uranium Development
          3.500%, 10/08/2018 ...................         200,000         198,440
     CNOOC Curtis Funding
          4.500%, 10/03/2023 ...................         200,000         202,400
     Far East Horizon MTN
          4.500%, 03/22/2016 ...................CNY    2,000,000         318,914
     Fufeng Group
          Callable 04/13/2014 @ $104
          7.625%, 04/13/2016 ...................         200,000         201,750
     Hero Asia Investment
          Callable 12/07/2015 @ $100
          5.250%, 12/07/2049 (A) ...............         450,000         454,679
     Lonking Holdings
          Callable 06/03/2014 @ $104
          8.500%, 06/03/2016 ...................         100,000         101,750
     Poly Real Estate Finance
          4.500%, 08/06/2018 ...................         200,000         197,484
     Shandong International Hong Kong MTN
          5.800%, 12/07/2015 ...................CNY    2,000,000         329,700
     Shenzhen International Holdings
          4.375%, 04/20/2017 ...................         200,000         206,424
     Sinochem Global Capital
          Callable 11/02/2018 @ $100
          5.000%, 12/29/2049 (A) ...............         400,000         372,000
     Sino-Ocean Land Perpetual Finance
          Callable 05/13/2016 @ $100
          10.250%, 12/29/2049 (A) ..............         400,000         410,000
     Sound Global
          Callable 08/10/2015 @ $106
          11.875%, 08/10/2017 ..................         200,000         212,919
     Texhong Textile Group
          Callable 01/18/2017 @ $103
          6.500%, 01/18/2019 ...................         200,000         197,000
     Yuexiu Property
          4.500%, 01/24/2023 ...................         200,000         177,285
     Yuzhou Properties
          Callable 10/25/2015 @ $106
          11.750%, 10/25/2017 ..................         200,000         220,500
                                                                       ---------
                                                                       5,609,814
                                                                       ---------
Hong Kong ----- 23.5%
     China Power International Development
          3.200%, 12/23/2015 ...................CNY    1,000,000         159,146
     CIFI Holdings Group
          Callable 04/15/2016 @ $106
          12.250%, 04/15/2018 ..................         200,000         213,000

THE ADVISORS' INNER CIRCLE FUND                              HARVEST FUNDS
                                                             INTERMEDIATE BOND
                                                             SEPTEMBER 30, 2013
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - continued
--------------------------------------------------------------------------------

                                                      Face Amount(1)/
                                                          Shares          Value
                                                      ---------------     -----

Hong Kong - continued
     CITIC Pacific
          Callable 11/22/2018 @ $100
          8.625%, 12/29/2049 (A) ...............         200,000      $  191,000
     Gemdale Asia Holding
          5.625%, 03/21/2018 ...................CNY    1,000,000         154,086
     Henson Finance
          5.500%, 09/17/2019 ...................         300,000         318,425
     Hutchison Whampoa International
          5.750%, 09/11/2019 ...................         100,000         112,028
     Hutchison Whampoa International
          Callable 05/07/2017 @ $100
          6.000%, 05/29/2049 (A) ...............         250,000         262,812
     Industrial & Commercial Bank of China
     Asia MTN
          5.125%, 11/30/2020 ...................         200,000         211,314
     Lai Fung Holdings
          6.875%, 04/25/2018 ...................CNY    2,000,000         310,969
     PCCW-HKT Capital No. 5
          3.750%, 03/08/2023 ...................         200,000         180,689
     Wing Hang Bank MTN
          Callable 04/20/2017 @ $100
          6.000%, 04/29/2049 (A) ...............         400,000         401,000
     Zoomlion HK SPV
          6.125%, 12/20/2022 ...................         200,000         181,000
                                                                       ---------
                                                                       2,695,469
                                                                       ---------
India - 0.8%
     Vedanta Resources
          6.000%, 01/31/2019 ...................         100,000          95,000
                                                                       ---------

Indonesia - 5.9%
     Berau Coal Energy
          Callable 03/13/2015 @ $104
          7.250%, 03/13/2017 ...................         200,000         189,500
     Perusahaan Penerbit SBSN Indonesia
          6.125%, 03/15/2019 ...................         200,000         208,500
     Star Energy Geothermal Wayang Windu
          Callable 03/28/2017 @ $103
          6.125%, 03/27/2020 ...................         200,000         188,500
     Theta Capital Pte
          Callable 11/14/2016 @ $103
          6.125%, 11/14/2020 ...................         100,000          91,969
                                                                         -------
                                                                         678,469
                                                                         -------
Russia - 4.3%
     Russian Agricultural Bank Via RSHB
     Capital MTN
          3.600%, 02/04/2016 ...................CNY    2,000,000         321,387
     VTB Bank Via VTB Capital
          4.500%, 10/30/2015 ...................CNY    1,000,000         166,612
                                                                         -------
                                                                         487,999
                                                                         -------

Singapore - 1.5%
     Alam Synergy
          Callable 03/27/2017 @ $103
          6.950%, 03/27/2020 ...................         200,000         178,000
                                                                       ---------

     TOTAL CORPORATE OBLIGATIONS
          (Cost $9,902,837) ....................                       9,744,751
                                                                       ---------

--------------------------------------------------------------------------------
COMMON STOCK - 4.2%
--------------------------------------------------------------------------------

Hong Kong - 1.3%
     Yuexiu Real Estate Investment Trust .......         300,000         148,532
                                                                         -------

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2013
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - continued
--------------------------------------------------------------------------------

                                                         Shares          Value
                                                         ------          -----
Singapore - 2.9%
    Keppel REIT                                          341,000      $  334,327
                                                                      ----------

    TOTAL COMMON STOCK
         (Cost $522,381)                                                 482,859
                                                                      ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) - 9.4%
--------------------------------------------------------------------------------

    SEI Daily Income Trust Money Market Fund,
    Cl A, 0.050%
         (Cost $1,076,339)                             1,076,339       1,076,339
                                                                   -------------

TOTAL INVESTMENTS - 98.5%
    (Cost $11,501,557)+                                            $  11,303,949
                                                                   -------------


A list of the open futures contracts held by the Fund at September 30, 2013, is as follows:
--------------------------------------------------------------------------------


                                     Number of
                                     Contracts     Expiration       Unrealized
Type of Contract                       Short          Date        (Depreciation)
--------------------------------------------------------------------------------

U.S. 5-Year Treasury Note               (5)         Dec-2013      $        (209)
                                                                  ==============


For the period ended September 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:


                                                                     Unrealized
Settlement Date     Currency to Deliver     Currency to Receive     Appreciation
--------------------------------------------------------------------------------
11/4/13-1/3/14      USD       9,000,000     CNY      55,303,210     $     13,309
12/3/13             SGD         450,000     USD         361,795            3,069
12/3/13             USD           2,965     SGD           3,779               47
                                                                    ------------
                                                                    $     16,425
                                                                    ============

For the period ended September 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at September 30, 2013, is as follows:

                       Currency         Currency                Unrealized
Counterparty          to Deliver        to Receive             Appreciation
--------------------------------------------------------------------------------
HSBC                  (9,361,691)       9,378,116              $   16,425
                                                               ==========


CNY China Yuan Renminbi
SGD Singapore Dollar
USD U.S. Dollar

Percentages are based on Net Assets of $11,474,972.

(1)  In U.S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on September 30, 2013.
(B)  Rate shown is the 7-day effective yield as of September 30, 2013.
+ At September 30, 2013, the tax basis cost of the Fund's investments was $11,501,557, and the unrealized appreciation and depreciation were $64,477 and $(262,085) respectively.

CL - CLASS
MTN - MEDIUM TERM NOTE
REIT - REAL ESTATE INVESTMENT TRUST

THE ADVISORS' INNER CIRCLE FUND                              HARVEST FUNDS
                                                             INTERMEDIATE BOND
                                                             SEPTEMBER 30, 2013
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments carried at value:

Investments in Securities                         Level 1             Level 2            Level 3            Total
------------------------------------------------------------------------------------------------------------------------------------
     Corporate Obligations                    $          --      $   9,744,751        $       --        $   9,744,751
     Common Stock                                   482,859                 --                --              482,859
     Short-Term Investment                        1,076,339                 --                --            1,076,339
                                              -------------      -------------        ----------        -------------
Total Investments in Securities               $   1,559,198      $   9,744,751        $       --        $  11,303,949
                                              =============      =============        ==========        =============


Other Financial Instruments:                      Level 1             Level 2            Level 3             Total
------------------------------------------------------------------------------------------------------------------------------------
     Futures Contracts*
          Unrealized Depreciation             $       (209)      $          --        $       --        $        (209)
     Forward Foreign Currency Contracts*
          Unrealized Appreciation                       --              16,425                --               16,425
                                              ------------       -------------        ----------        -------------
Total Other Financial Instruments             $       (209)      $      16,425        $       --        $      16,216
                                              ============       =============        ==========        =============


* Futures contracts and forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the period ended September 30, 2013, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

HGI-QH-001-0200

ITEM 2.      CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.      EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)                        /s/ Michael Beattie
                                                -------------------
                                                Michael Beattie
                                                President

Date: November 27, 2013


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                        /s/ Michael Beattie
                                                ------------------
                                                Michael Beattie
                                                President

Date: November 27, 2013

By (Signature and Title)                        /s/ Michael Lawson
                                                ------------------
                                                Michael Lawson
                                                Treasurer, Controller & CFO

Date: November 27, 2013